Royalty, stream and other interests (Narrative) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / ounce Rate	Dec. 31, 2023 USD ($) $ / ounce Rate	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($) Rate	Dec. 31, 2023 USD ($) Rate
CSA Silver Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	100.00%	100.00%
Payment of up-front cash deposit	$ 99.4	$ 75,000
CSA Copper Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Payment of up-front cash deposit	99.4	$ 75,000
Equity of Metals Acquisition Corp	$ 53.0				$ 40,000
CSA Copper Stream [Member] | First Threshold Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	3.00%	3.00%
CSA Copper Stream [Member] | Second Threshold Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	4.875%	4.875%
CSA Copper Stream [Member] | Remaining life of mine [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	2.25%	2.25%
Gibraltar Silver Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment	$ 13.6	$ 10,250
Percentage of portfolio acquired	12.50%			75.00%	12.50%
Effective stream percentage	87.50%	87.50%
Costa Fuego Copper-Gold Project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of copper NSR royalty acquired	1.00%	1.00%
Percentage of gold NSR royalty acquired	3.00%	3.00%
Investments in royalty, payment	$ 19.9	$ 15,000
Royalty percentage decrease under buy-down payment option	0.50%	0.50%
Royalty percentage under buy-down payment option copper	0.50%	0.50%
Royalty percentage under buy-down payment option gold	2.50%	2.50%
Costa Fuego Copper-Gold Project [Member] | Second anniversary transaction close [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of payment in up-front price paid before anniversary transaction close	130.00%	130.00%
Costa Fuego Copper-Gold Project [Member] | Third anniversary transaction close [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of payment in up-front price paid before anniversary transaction close	140.00%	140.00%
Costa Fuego Copper-Gold Project [Member] | Fourth anniversary transaction close [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of payment in up-front price paid before anniversary transaction close	150.00%	150.00%
Namdini Gold project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	1.00%	1.00%
Investments in royalty, payment	$ 48.4	$ 35,000
Stornoway Diamond Corporation [Member]
Royalty, Stream And Other Interests [Line Items]
Impairment of royalty, stream and other interests | $	15.1
Impairment of royalty, stream and other interests, net of tax | $	11.1
Royalty, stream and other interests | $	2.0
Tintic Property [Member]
Royalty, Stream And Other Interests [Line Items]
Impairment of royalty, stream and other interests | $	$ 23.5
Average gold price per ounce | $ / ounce	1,870	1,870
Discount rate	6.00%				6.00%
Reasonable increase decrease in estimates for sensitivity analysis	10.00%				10.00%
Description of cash payments	on-going per-ounce cash payments equal to 25% of the applicable spot metal price on the business day immediately preceding the date of delivery of such refined metal	on-going per-ounce cash payments equal to 25% of the applicable spot metal price on the business day immediately preceding the date of delivery of such refined metal
Tintic Property [Member] | First Threshold Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	2.50%	2.50%
Tintic Property [Member] | Second Threshold Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	2.00%	2.00%
Cariboo Property [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	5.00%	5.00%
San Antonio Property [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	15.00%	15.00%
Description of cash payments	with on-going per-ounce cash payments equal to 15% of the applicable spot metal price on the business day immediately preceding the date of delivery of such refined metal	with on-going per-ounce cash payments equal to 15% of the applicable spot metal price on the business day immediately preceding the date of delivery of such refined metal
Marimaca Copper Project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired			1.00%	1.00%
Investments in royalty, payment			$ 20.3	$ 15,500
Cascabel Copper Gold Project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired			0.60%	0.60%
Investments in royalty, payment			$ 67.2	$ 50,000
Minimum annual royalty payments | $				$ 4,000